Document and Entity Information	Apr. 01, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001846017
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 01, 2026
Entity Registrant Name	BLUE FOUNDRY BANCORP
Entity Incorporation State Country Code	DE
Entity File Number	001-40619
Entity Tax Identification Number	86-2831373
Entity Address, Address Line One	19 Park Avenue
Entity Address, City or Town	Rutherford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07070
City Area Code	(201)
Local Phone Number	939-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	BLFY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false